As filed with the Securities and Exchange Commission on January 9, 2017
File Nos. 33-499 and 811-4417

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A
Registration Statement Under the Securities Act of 1933
Post-Effective Amendment No. 55
and
Registration Statement Under the Investment Company Act of 1940
Amendment No. 56

SHELTON FUNDS
(Exact Name of Registrant as Specified in its Charter)

1050 17th Street, Suite 1710, Denver, CO 80265
(Address of Principal Executive Office)

Registrant's Telephone Number: (415) 398-2727

STEPHEN C. ROGERS
1050 17th Street, Suite 1710, Denver, CO 80265
(Name and Address of Agent for Service)

It is proposed that this filing will become effective:
|X|	immediately upon filing pursuant to Rule 485(b)
|_|	on (date) pursuant to Rule 485(b)
|_|	60 days after filing pursuant to Rule 485(a)(1)
|_|	75 days after filing pursuant to Rule 485(a)(2)
|_|	on (date) pursuant to Rule 485(a)

Please Send Copy of Communications to:

Timothy Johnson, Esq.
Reed Smith LLP
225 Fifth Avenue
Pittsburgh, Pennsylvania  15222
Telephone: (412) 288-1484

EXPLANATORY NOTE

This Post-Effective Amendment No. 55 to the Trust's Registration Statement on Form N-1A is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summary first provided in Post-Effective Amendment No. 54 filed December 29, 2016 and incorporates Parts A, B and C from said amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Denver, the State of Colorado, on January 9, 2017.

SHELTON FUNDS
(Registrant)

By /s/ Stephen C. Rogers
Stephen C. Rogers, Chairman

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ Stephen C. Rogers		Principal Executive Officer,	January 9, 2017
Stephen C. Rogers		and Trustee

/s/ Kevin T. Kogler*		Trustee	January 9, 2017
Kevin T. Kogler

/s/ Stephen H. Sutro*		Trustee	January 9, 2017
Stephen H. Sutro

/s/ Marco L. Quazzo*		Trustee	January 9, 2017
March L. Quazzo

* By:	/s/ Stephen C. Rogers

Stephen C. Rogers, Attorney-in-Fact Pursuant to Power of Attorney is incorporated by reference to Post-Effective Amendment No. 52 to the Registration Statement as filed on December 24, 2015.

EXHIBIT INDEX

Exhibit No.	Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CALC	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase